Summary of significant accounting policies	12 Months Ended
Dec. 31, 2010
Summary of significant accounting policies [Abstract]
Summary of significant accounting policies
1.	Summary of significant accounting policies

Organization and operations. We are one of the largest full-service pharmacy benefit management (“PBM”) companies in North America, providing healthcare management and administration services on behalf of clients that include health maintenance organizations, health insurers, third-party administrators, employers, union-sponsored benefit plans, workers’ compensation plans and government health programs. During the first quarter of 2009, we changed our reportable segments to PBM and Emerging Markets (“EM”). Segment disclosures for 2008 have been reclassified to reflect the new structure where appropriate. During the third quarter of 2011 we reorganized our FreedomFP line of business from our EM segment into our PBM segment. Segment disclosures for all years presented have been restated for comparability (see Note 13). Our integrated PBM services include network claims processing, home delivery services, patient care and direct specialty home delivery to patients, benefit design consultation, drug utilization review, formulary management, drug data analysis services, distribution of injectable drugs to patient homes and physician offices, bio-pharma services, fertility services to providers and patients, and fulfillment of prescriptions to low-income patients through manufacturer-sponsored patient assistance programs. Through our EM segment, we provide services including distribution of pharmaceuticals and medical supplies to providers and clinics and healthcare administration and implementation of consumer-directed healthcare solutions.

As noted above, we report segments on the basis of services offered and have determined we have two reportable segments: PBM and EM. Our domestic and Canadian PBM operating segments have similar characteristics and as such have been aggregated into a single PBM reporting segment.

Basis of presentation. The consolidated financial statements include our accounts and those of our wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated. Investments in affiliated companies, 20% to 50% owned, are accounted for under the equity method. Certain amounts in prior years have been reclassified to conform to the current year presentation. The preparation of the consolidated financial statements conforms to generally accepted accounting principles in the United States, and requires us to make estimates and assumptions which affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from those estimates and assumptions.

Discontinued operations. On September 17, 2010, we completed the sale of our Phoenix Marketing Group (“PMG”) line of business. Upon classification as a discontinued operation in the second quarter of 2010, an impairment charge of $28.2 million was recorded to reflect goodwill and intangible asset impairment and the subsequent write-down of PMG assets to fair market value. The loss on the sale as well as other charges related to discontinued operations during the third quarter of 2010 totaled $8.3 million. These charges are included in net (loss) income from discontinued operations, net of tax in the consolidated statement of operations for the year ended December 31, 2010.

On June 30, 2008, we completed the sale of CuraScript Infusion Pharmacy, Inc. (“IP”), our infusion pharmacy line of business, for $27.5 million and recorded a pre-tax gain of approximately $7.4 million. On April 4, 2008, we completed the sale of Custom Medical Products, Inc. (“CMP”) and recorded a pre-tax loss of approximately $1.3 million. These amounts are included in net (loss) income from discontinued operations, net of tax in the consolidated statement of operations for the year ended December 31, 2008.

The results of operations for PMG, IP and CMP are reported as discontinued operations for all periods presented in the accompanying consolidated statement of operations. Additionally, for all periods presented, assets and liabilities of the discontinued operations are segregated in the accompanying consolidated balance sheet, and cash flows of our discontinued operations are segregated in our accompanying consolidated statement of cash flows (see Note 4 – Discontinued operations).

Cash and cash equivalents. Cash and cash equivalents include cash on hand and investments with original maturities of three months or less. We have banking relationships resulting in certain cash disbursement accounts being maintained by banks not holding our cash concentration accounts. As a result, cash disbursement accounts carrying negative book balances of $418.8 million and $330.8 million (representing outstanding checks not yet presented for payment) have been reclassified to claims and rebates payable, accounts payable and accrued expenses at December 31, 2010 and 2009, respectively. This reclassification restores balances to cash and current liabilities for liabilities to our vendors which have not been settled. No overdraft or unsecured short-term loan exists in relation to these negative balances.

We have restricted cash and investments in the amount of $16.3 million and $9.1 million at December 31, 2010 and 2009, respectively. These amounts consist of investments and cash which include participants’ health savings accounts, employers’ pre-funding amounts and Express Scripts Insurance Company (“ESIC”) amounts restricted for state insurance licensure purposes.

Accounts receivable. Based on our revenue recognition policies discussed below, certain claims at the end of a period are unbilled. Revenue and unbilled receivables for those claims are estimated each period based on the amount to be paid to network pharmacies and historical gross margin. Estimates are adjusted to actual at the time of billing. Historically, adjustments to our original estimates have been immaterial. As of December 31, 2010 and 2009, unbilled receivables for continuing operations were $911.3 million and $1,218.4 million, respectively. Unbilled receivables are billed to clients typically within 30 days based on the contractual billing schedule agreed upon with the client.

We provide an allowance for doubtful accounts equal to estimated uncollectible receivables. This estimate is based on the current status of each customer’s receivable balance as well as current economic and market conditions. Receivables are written off against the allowance only upon determination such amounts are not recoverable and all collection attempts have failed. As of December 31, 2010 and 2009, we have an allowance for doubtful accounts for continuing operations of $64.8 million and $93.4 million, respectively. As a percent of accounts receivable, our allowance for doubtful accounts for continuing operations was 3.8% and 3.7% at December 31, 2010 and 2009, respectively.

Inventories. Inventories consist of prescription drugs and medical supplies which are stated at the lower of first-in first-out cost or market.

Property and equipment. Property and equipment is carried at cost and is depreciated using the straight-line method over estimated useful lives of seven years for furniture and three to five years for equipment and purchased computer software. Buildings are amortized on a straight-line basis over estimated useful lives of ten years to thirty-five years. Leasehold improvements are amortized on a straight-line basis over the remaining term of the lease or the useful life of the asset, if shorter. Expenditures for repairs, maintenance and renewals are charged to income as incurred. Expenditures that improve an asset or extend its estimated useful life are capitalized. When properties are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is included in income.

Research and development expenditures relating to the development of software for internal purposes are charged to expense until technological feasibility is established. Thereafter, the remaining software production costs up to the date placed into production are capitalized and included as property and equipment. Amortization of the capitalized amounts commences on the date placed into production, and is computed on a product-by-product basis using the straight-line method over the remaining estimated economic life of the product but not more than five years. Reductions, if any, in the carrying value of capitalized software costs to net realizable value are expensed. With respect to capitalized software costs, we recorded amortization expense of $23.2 million in 2010, $20.4 million in 2009 and $19.7 million in 2008.

Marketable securities. All investments not included as cash and cash equivalents are accounted for in accordance with applicable accounting guidance for investments in debt and equity securities. Management determines the appropriate classification of our marketable securities at the time of purchase and re-evaluates such determination at each balance sheet date. All marketable securities at December 31, 2010 and 2009 were recorded in other noncurrent assets on our consolidated balance sheet (see Note 2 – Fair value measurements).

Securities bought and held principally for the purpose of selling them in the near term are classified as trading securities. Trading securities are reported at fair value, which is based upon quoted market prices, with unrealized holding gains and losses included in earnings. We held trading securities, consisting primarily of mutual funds, totaling $13.5 million and $11.4 million at December 31, 2010 and 2009, respectively. We maintain our trading securities to offset changes in certain liabilities related to our deferred compensation plan discussed in Note 11 – Employee benefit plans and stock-based compensation plans. Net gain (loss) recognized on the trading portfolio was $1.5 million, $3.8 million, and $(5.2) million in 2010, 2009, and 2008, respectively.

Securities not classified as trading or held-to-maturity are classified as available-for-sale securities. Available-for-sale securities are reported at fair value, which is based upon quoted market prices, with unrealized holding gains and losses reported through other comprehensive income, net of applicable taxes. We held no securities classified as available for sale at December 31, 2010 or 2009.

Impairment of long lived assets. We evaluate whether events and circumstances have occurred which indicate the remaining estimated useful life of long lived assets, including other intangible assets, may warrant revision or the remaining balance of an asset may not be recoverable. The measurement of possible impairment is based on a comparison of the fair value of the related assets to the carrying value using discount rates that reflect the inherent risk of the underlying business. Impairment losses, if any, would be recorded to the extent the carrying value of the assets exceeds the implied fair value resulting from this calculation (see Note 4 – Discontinued operations and Note 7 – Goodwill and other intangibles).

Goodwill. Goodwill is evaluated for impairment annually or when events or circumstances occur indicating that goodwill might be impaired. In addition, we evaluate whether events or circumstances have occurred that may indicate an impairment in goodwill. The measurement of possible impairment is based on a comparison of the fair value of each reporting unit to the carrying value of the reporting unit’s assets. We determine reporting units based on component parts of our business one level below the segment level. Our reporting units represent businesses for which discrete financial information is available and reviewed regularly by segment management. Impairment losses, if any, would be determined based on the fair value of the individual assets and liabilities of the reporting unit, using discount rates that reflect the inherent risk of the underlying business. We would record an impairment charge to the extent the carrying value of goodwill exceeds the implied fair value of goodwill resulting from this calculation. This valuation process involves assumptions based upon management’s best estimates and judgments that approximate the market conditions experienced for our reporting units at the time the impairment assessment is made. These assumptions include, but are not limited to, earnings and cash flow projections, discount rate and peer company comparability. Actual results may differ from these estimates due to the inherent uncertainty involved in such estimates. No impairment existed for any of our reporting units at December 31, 2010 or 2009.

During 2010, we wrote off $22.1 million of goodwill in connection with the classification of PMG as a discontinued operation.

Other intangible assets. Other intangible assets include, but are not limited to, customer contracts and relationships, non-compete agreements, deferred financing fees and trade names. Other intangible assets, excluding customer contracts, customer relationships and trade names, are recorded at cost. Customer contracts and relationships are valued at fair market value when acquired using the income method. Customer contracts and relationships related to our 10-year contract with WellPoint, Inc. (“WellPoint”) under which we provide pharmacy benefit management services to WellPoint and its designated affiliates (“the PBM agreement”) are being amortized using a modified pattern of benefit method over an estimated useful life of 15 years. All other intangible assets, excluding trade names which have an indefinite life, are amortized on a straight-line basis, which approximates the pattern of benefit, over periods from 5 to 20 years for customer-related intangibles and 3 to 10 years for other intangible assets (see Note 7 – Goodwill and other intangibles).

The amount of other intangible assets reported is net of accumulated amortization of $383.6 million and $234.5 million at December 31, 2010 and 2009, respectively. Amortization expense for our continuing operations for customer-related intangibles and non-compete agreements included in selling, general and administrative expense was $40.7 million, $34.7 million, and $33.2 million for the years ended December 31, 2010, 2009, and 2008, respectively. In accordance with applicable accounting guidance, amortization expense for our continuing operations of $114.0 million and $9.5 million (for one month in 2009) for customer contracts related to the PBM agreement has been included as an offset to revenue for the year ended December 31, 2010 and 2009, respectively. Amortization expense for our continuing operations for deferred financing fees included in interest expense was $5.1 million, $4.0 million and $2.4 million in 2010, 2009 and 2008, respectively.

Self-insurance accruals. We maintain insurance coverage for claims that arise in the normal course of business. Where insurance coverage is not available, or, in our judgment, is not cost-effective, we maintain self-insurance accruals to reduce our exposure to future legal costs, settlements and judgments. Self-insured losses are accrued based upon estimates of the aggregate liability for the costs of uninsured claims incurred using certain actuarial assumptions followed in the insurance industry and our historical experience (see Note 12 – Commitments and contingencies). It is not possible to predict with certainty the outcome of these claims, and we can give no assurances any losses, in excess of our insurance and any self-insurance accruals, will not be material.

Fair value of financial instruments. The carrying value of cash and cash equivalents, restricted cash and investments, accounts receivable, claims and rebates payable, and accounts payable approximated fair values due to the short-term maturities of these instruments. The fair value, which approximates the carrying value, of our bank credit facility was estimated using either quoted market prices or the current rates offered to us for debt with similar maturity (see Note 2 – Fair value measurements).

Revenue recognition. Revenues from our PBM segment are earned by dispensing prescriptions from our home delivery and specialty pharmacies, processing claims for prescriptions filled by retail pharmacies in our networks, and providing services to drug manufacturers, including administration of discount programs (see also “Rebate accounting” below).

Revenues from dispensing prescriptions from our home delivery pharmacies are recorded when prescriptions are shipped. At the time of shipment, our earnings process is complete: the obligation of our customer to pay for the drugs is fixed, and, due to the nature of the product, the member may not return the drugs nor receive a refund.

Revenues from our specialty line of business are from providing medications/pharmaceuticals for diseases that rely upon high-cost injectable, infused, oral, or inhaled drugs which have sensitive handling and storage needs, bio-pharmaceutical services including marketing, reimbursement and customized logistics solutions, and providing fertility services to providers and patients. Specialty revenues earned by our PBM segment are recognized at the point of shipment. At the time of shipment, we have performed substantially all of our obligations under our customer contracts and do not experience a significant level of reshipments. Appropriate reserves are recorded for discounts and contractual allowances which are estimated based on historical collections over a recent period. Any differences between our estimates and actual collections are reflected in operations in the period in which payment is received. Differences may result in the amount and timing of our revenues for any period if actual performance varies from our estimates. Allowances for returns are estimated based on historical return trends.

Revenues from our PBM segment are also derived from the distribution of pharmaceuticals requiring special handling or packaging where we have been selected by the pharmaceutical manufacturer as part of a limited distribution network and the distribution of pharmaceuticals through Patient Assistance Programs where we receive a fee from the pharmaceutical manufacturer for administrative and pharmacy services for the delivery of certain drugs free of charge to doctors for their low-income patients. These revenues include administrative fees received from these programs.

Revenues related to the distribution of prescription drugs by retail pharmacies in our networks consist of the prescription price (ingredient cost plus dispensing fee) negotiated with our clients, including the portion to be settled directly by the member (co-payment), plus any associated administrative fees. These revenues are recognized when the claim is processed. When we independently have a contractual obligation to pay our network pharmacy providers for benefits provided to our clients’ members, we act as a principal in the arrangement and we include the total prescription price as revenue in accordance with applicable accounting guidance. Although we generally do not have credit risk with respect to retail co-payments, the primary indicators of gross treatment are present. When a prescription is presented by a member to a retail pharmacy within our network, we are solely responsible for confirming member eligibility, performing drug utilization review, reviewing for drug-to-drug interactions, performing clinical intervention, which may involve a call to the member’s physician, communicating plan provisions to the pharmacy, directing payment to the pharmacy and billing the client for the amount it is contractually obligated to pay us for the prescription dispensed, as specified within our client contracts. We also provide benefit design and formulary consultation services to clients. We have separately negotiated contractual relationships with our clients and with network pharmacies, and under our contracts with pharmacies we assume the credit risk of our clients’ ability to pay for drugs dispensed by these pharmacies to clients’ members. Our clients are not obligated to pay the pharmacies as we are primarily obligated to pay retail pharmacies in our network the contractually agreed upon amount for the prescription dispensed, as specified within our provider contracts. These factors indicate we are a principal as defined by applicable accounting guidance and, as such, we record the total prescription price contracted with clients in revenue.

If we merely administer a client’s network pharmacy contracts to which we are not a party and under which we do not assume credit risk, we record only our administrative fees as revenue. For these clients, we earn an administrative fee for collecting payments from the client and remitting the corresponding amount to the pharmacies in the client’s network. In these transactions we act as a conduit for the client. Because we are not the principal in these transactions, drug ingredient cost is not included in our revenues or in our cost of revenues.

In retail pharmacy transactions, amounts paid to pharmacies and amounts charged to clients are always exclusive of the applicable co-payment. Retail pharmacy co-payments, which we instructed retail pharmacies to collect from members, of $6.2 billion, $3.1 billion and $3.2 billion for the years ended December 31, 2010, 2009, and 2008, respectively, are included in revenues and cost of revenues. We changed our accounting policy for member co-payments during the third quarter of 2008 to include member co-payments to retail pharmacies in revenue and cost of revenue. Retail pharmacy co-payments increased in the year ended December 31, 2010 as compared to 2009 due to the acquisition of NextRx and the new contract with the Department of Defense (“DoD”), partially offset by an increase in generic utilization. Retail pharmacy co-payments decreased in the year ended December 31, 2009 as compared to 2008 due to the expected loss of discount card programs and other low margin clients, as well as an increase in generic utilization.

Many of our contracts contain terms whereby we make certain financial and performance guarantees, including the minimum level of discounts or rebates a client may receive, generic utilization rates, and various service guarantees. These clients may be entitled to performance penalties if we fail to meet a financial or service guarantee. Actual performance is compared to the guarantee for each measure throughout the period, and accruals are recorded as an offset to revenue if we determine that our performance against the guarantee indicates a potential liability. These estimates are adjusted to actual when the guarantee period ends, and we have either met the guaranteed rate or paid amounts to clients. Historically, adjustments to our original estimates have been immaterial.

We bill our clients based upon the billing schedules established in client contracts. At the end of a period, any unbilled revenues related to the sale of prescription drugs that have been adjudicated with retail pharmacies are estimated based on the amount we will pay to the pharmacies and historical gross margin. Those amounts due from our clients are recorded as revenue as they are contractually due to us for past transactions. Adjustments are made to these estimated revenues to reflect actual billings at the time clients are billed; historically, these adjustments have not been material.

In accordance with applicable accounting guidance, amortization of $114.0 million and $9.5 million for customer contracts related to the PBM agreement with WellPoint has been included as an offset to revenues for the years ended December 31, 2010 and 2009, respectively.

Revenues from our EM segment are earned from the distribution of pharmaceuticals and medical supplies to providers and clinics. These revenues are recognized at the point of shipment. At the time of shipment, we have performed substantially all of our obligations under our customer contracts and do not experience a significant level of reshipments. Appropriate reserves are recorded for discounts and contractual allowances which are estimated based on historical collections over a recent period. Any differences between our estimates and actual collections are reflected in operations in the period in which payment is received. Differences may result in the amount and timing of our revenues for any period if actual performance varies from our estimates. Allowances for returns are estimated based on historical return trends.

Rebate accounting. We administer a rebate program through which we receive rebates and administrative fees from pharmaceutical manufacturers. Rebates and administrative fees earned for the administration of this program, performed in conjunction with claim processing and home delivery services provided to clients, are recorded as a reduction of cost of revenue and the portion of the rebate and administrative fees payable to customers is treated as a reduction of revenue. The portion of rebates and administrative fees payable to clients is estimated based on historical and/or anticipated sharing percentages. These estimates are adjusted to actual when amounts are paid to clients. We record rebates and administrative fees receivable from the manufacturer and payable to clients when the prescriptions covered under contractual agreements with the manufacturers are dispensed; these amounts are not dependent upon future pharmaceutical sales. Rebates and administrative fees billed to manufacturers are determinable when the drug is dispensed. We pay all or a contractually agreed upon portion of such rebates to our clients.

Cost of revenues. Cost of revenues includes product costs, network pharmacy claims payments, co-payments, and other direct costs associated with dispensing prescriptions, including shipping and handling (see also “Revenue Recognition” and “Rebate Accounting”). We changed our accounting policy for member co-payments during the third quarter of 2008 to include member co-payments to retail pharmacies in revenue and cost of revenue.

Income taxes. Deferred tax assets and liabilities are recognized based on temporary differences between financial statement basis and tax basis of assets and liabilities using presently enacted tax rates. We account for uncertainty in income taxes as described in Note 9 – Income taxes.

Employee stock-based compensation. Grant-date fair values of stock options and “stock-settled” stock appreciation rights (“SSRs”) are estimated using a Black-Scholes valuation model. Compensation expense is reduced based on estimated forfeitures with adjustments recorded at the time of vesting when actual forfeitures are greater than estimates. Forfeitures are estimated based on historical experience. We use an accelerated method of recognizing compensation cost for awards with graded vesting, which essentially treats the grant as three separate awards, with vesting periods of 12, 24 and 36 months for those grants that vest over three years. The majority of our stock-based awards have three-year vesting.

See Note 11 – Employee benefit plans and stock-based compensation for more information regarding stock-based compensation plans.

Earnings per share (reflecting the two-for-one stock split effective June 8, 2010). Basic earnings per share (“EPS”) is computed using the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed in the same manner as basic earnings per share but adds the number of additional common shares that would have been outstanding for the period if the dilutive potential common shares had been issued. All shares are calculated under the “treasury stock” method. The following is the reconciliation between the number of weighted average shares used in the basic and diluted earnings per share calculation for all periods (amounts are in millions):

	2010	2009	2008
Weighted average number of common shares outstanding during the period – Basic EPS (1)	538.5	527.0	497.8
Dilutive common stock equivalents:
Outstanding stock options, SSRs, restricted stock units, and executive deferred compensation units (2)	5.5	5.2	5.8

Weighted average number of common shares outstanding during the period – Diluted EPS (1)	544.0	532.2	503.6

(1)	The increase in the weighted average number of common shares outstanding for the year ended December 31, 2010 for Basic and Diluted EPS resulted from the 52.9 million shares issued in the common stock offering on June 10, 2009, partially offset by the repurchase of 26.9 million treasury shares during the year ended December 31, 2010. The increase in the weighted average number of common shares outstanding for the year ended December 31, 2009 for Basic and Diluted EPS resulted from the 52.9 million shares issued in the common stock offering on June 10, 2009.
(2)	Excludes awards of 2.8 million, 1.6 million, and 0.8 million for the years ended December 31, 2010, 2009 and 2008, respectively. These were excluded because their effect was anti-dilutive.

Foreign currency translation. The financial statements of our foreign subsidiaries are translated into U.S. dollars using the exchange rate at each balance sheet date for assets and liabilities and a weighted average exchange rate for each period for revenues, expenses, gains and losses. The functional currency for our foreign subsidiaries is the local currency and cumulative translation adjustments (credit balances of $19.8 million and $14.1 million at December 31, 2010 and 2009, respectively) are recorded within the accumulated other comprehensive income component of stockholders’ equity.

Comprehensive income. In addition to net income, our components of comprehensive income (net of taxes) are foreign currency translation adjustments and unrealized gains and losses on available-for-sale securities. We recognized foreign currency translation adjustments of $5.7 million, $7.9 million and ($14.7) million for the years ending December 31, 2010, 2009 and 2008, respectively. We have displayed comprehensive income within the Statement of Changes in Stockholders’ Equity.

New accounting guidance. In December 2007, the Financial Accounting Standards Board (“FASB”) revised the authoritative guidance for business combinations. The guidance changes the definitions of a business and a business combination, and will result in more transactions recorded as business combinations. Certain acquired contingencies will be recorded initially at fair value on the acquisition date, transaction and restructuring costs generally will be expensed as incurred and in partial acquisitions, companies generally will record 100 percent of the assets and liabilities at fair value, including goodwill. In April 2009, the FASB amended guidance which clarifies the accounting for assets acquired and liabilities assumed in a business combination that arise from contingencies. The guidance is effective as of January 1, 2009. We have accounted for the NextRx business combination, and will account for all future business combinations, under this guidance (see Note 3 – Changes in business).

In April 2008, the FASB issued authoritative guidance which intends to improve the consistency between the useful life of an intangible asset and the period of expected cash flows used to measure the fair value of the asset. The guidance is effective for fiscal years beginning after December 15, 2008. These provisions were applied to intangible assets acquired as part of the NextRx business combination and will be applied to future intangible assets acquired.

In June 2009, the FASB issued authoritative guidance which identifies the sources of accounting principles and the framework for selecting the principles used in the preparation of financial statements of nongovernmental entities that are presented in conformity with generally accepted accounting principles (“GAAP”) in the United States. This guidance is effective for financial statements issued for interim and annual periods ending after September 15, 2009. Adoption of the guidance did not have an impact on our financial position, results of operations, or cash flows.